Stockholders' Equity (Subscription Agreement) (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended
	Dec. 03, 2015	Mar. 31, 2016	Mar. 31, 2015
Equity [Abstract]
Number of shares issued	8,750,000
Shares issued, price per share (in dollars per share)	$ 0.47
Loans converted to common stock	$ 4,112	$ 4,112	$ 0